SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended
	Nov. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Provision for loan losses				¥ 44,474	¥ 12,406
Loans written off				(30,985)	0	¥ 0
ASSETS
Restricted Cash			$ 82,582		487,882		¥ 567,794
Loans receivable, net			118,018		1,192,307		811,433
Prepaid expenses and other assets			15,855		33,907		109,016
TOTAL ASSETS			1,068,974		3,099,358		7,349,735
LIABILITIES
Payable to investors of the consolidated trusts			43,683		536,906		300,341
Amounts due to related parties			11,456		1,283,970		78,767
Accrued expenses and other current liabilities			75,479		96,737		518,955
Other tax payable			23,922		31,329		164,478
TOTAL LIABILITIES			423,174		2,365,209		¥ 2,909,539
Net revenue		¥ 1,658	646,791	4,447,018	788,144
Net (loss) income		(20,716)	173,558	1,193,311	164,865
Net cash used in operating activities		(68,486)	41,468	285,116	(110,974)
Net cash (used in) provided by investing activities		(2,391)	47,654	327,649	(1,204,269)
Net cash provided by (used in) financing activities		77,050	$ 66,531	457,430	2,265,499
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of loan			1 month				1 month
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of loan			12 months				12 months
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of delinquent loans				20,579	0
Repurchase of performing loans upon liquidation of consolidated trusts				114,238
Provision for loan losses		0		33,141	5,647
Loans written off		¥ 0		¥ 19,777	0
Accrual of interest loans for past due			90 days	90 days
ASSETS
Restricted Cash					96,134		¥ 6,142
Loans receivable, net					910,674		493,883
Prepaid expenses and other assets							4,000
TOTAL ASSETS	¥ 1,012,499				1,006,808		504,025
LIABILITIES
Payable to investors of the consolidated trusts					536,906		300,341
Amounts due to related parties					483,145		4,034
Accrued expenses and other current liabilities					62		385
Other tax payable					306		268
TOTAL LIABILITIES					1,020,419		¥ 305,028
Net revenue				¥ 70,621	10,791
Net (loss) income				(32,708)	(2,560)
Net cash used in operating activities				(8,749)	(90)
Net cash (used in) provided by investing activities				527,223	(916,275)
Net cash provided by (used in) financing activities				¥ (708,466)	¥ 1,012,499
Percentage of consolidated revenues		0.00%	2.00%	2.00%	1.00%
Percentage of consolidated total assets			7.00%	7.00%	32.00%
Percentage of consolidated total liabilities			10.00%	10.00%	43.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	60 days
Percentage of interest rate loans			9.00%				9.00%
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days
Term of loan			12 months				12 months
Percentage of interest rate loans			36.00%				36.00%